Capital Structure (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Authorized and Issued Share Capital
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2024 and 2023:

	As at December 31, 2024		At December 31, 2023
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Class A ordinary shares $0.001 per share (2023 — $0.001 per share)	750,000,000	$750	750,000,000	$750
Preference Shares $0.0015144558 per share	150,000,000	227	30,000,000	45
Total authorized share capital		$977		$795

Issued share capital:
Issued Class A ordinary shares $0.001 par value per share (2023 — $0.001 par value per share)	90,833,333	$91	90,833,333	$91
Issued 5.950% preference shares of $0.0015144558 par value per share each with a liquidation preference of $25 per preference share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of $0.0015144558 par value per share each with a liquidation preference of $25 per preference share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of $0.0015144558 par value per share represented by depositary shares, each with a liquidation preference of $25,000 per preference share (1)	10,000	—	10,000	—
Issued 7.000% preference shares of $0.0015144558 par value per share represented by depositary shares, each with a liquidation preference of $25,000 per preference share (2)	9,000	—	—	—
Total issued share capital		$123		$123
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(1)Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.
(2)Each depositary share represents a 1/1000th interest in a share of the 7.000% preference shares.